Trading Revenues - Summary of Trading Revenues (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2019		Oct. 31, 2018	Jan. 31, 2018
Trading income (expense) [abstract]
Interest rate and credit	$ 7		$ 40	$ 100
Equities	123		131	95
Commodities	68		46	72
Foreign exchange	84		72	83
Other	47		81	37
Total	$ 329	[1]	$ 370	$ 387

[1]	The amounts for the period ended January 31, 2019, have been prepared in accordance with IFRS 15; prior period amounts have not been restated (refer to Notes 3 and 4).